Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2024
Analysis Of Other Comprehensive Income By Item [Abstract]
Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income
The components of accumulated other comprehensive income, net of taxes, were as follows:

	2024	2023
Derivative financial instruments designated as cash flow hedges	$70	$72
Foreign currency translation adjustment	231	100
	$301	$172